Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Summary of valuation and qualifying accounts

						$ million
		2017		2016		2015
	Accounts receivable	Fixed asset investments	Accounts receivable	Fixed asset investments	Accounts receivable	Fixed asset investments
At 1 January	392	335	447	435	331	517
Charged to costs and expenses	68	47	120	55	243	195
Charged to other accounts[a]	13	3	(7)	(2)	(23)	(4)
Deductions	(138)	(71)	(168)	(153)	(104)	(273)
At 31 December	335	314	392	335	447	435

[a]	Principally exchange adjustments.